Summary Prospectus – April 29, 2019
JNL/Epoch Global Shareholder Yield Fund
(Effective June 24, 2019, the Fund will be merged into the JNL/Mellon Equity Income Fund, a series of the Trust.)
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2019, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:
•	Mailing in the postage-paid card on the cover of this report;
•	Calling 1-866-349-4564; or
•	Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Investment Objectives.  The investment objective of the JNL/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income.  Capital appreciation is a secondary objective.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.04%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.74%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Epoch Global Shareholder Yield Fund Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

JNL/Epoch Global Shareholder Yield Fund Class I
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2018 - 12/31/2018	21%

Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.
The Sub-Adviser invests primarily in companies that it believes are generating increasing levels of free cash flow and have managements that the Sub-Adviser believes allocate it effectively in order to create shareholder value.  The security selection process focuses on free-cash-flow analytics as opposed to more traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.
The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.
The Fund may invest in securities issued by companies in the financial services sector.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's intended withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. It remains unclear whether a negotiated withdrawal agreement can be reached. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2013): 7.75%; Worst Quarter (ended 12/31/2018): -7.93%
Annual Total Returns as of December 31
Class I
Best Quarter (ended 9/30/2018): 3.27%; Worst Quarter (ended 12/31/2018): -7.91%
Average Annual Total Returns as of 12/31/2018
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/Epoch Global Shareholder Yield Fund (Class A)	-9.39%	2.71%	6.16%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	-8.71%	4.56%	8.00%

Average Annual Total Returns as of 12/31/2018
	1 year	Life of Class (September 25, 2017)
JNL/Epoch Global Shareholder Yield Fund (Class I)	-5.43%	-1.84%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	-8.71%	-2.63%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC
Sub-Adviser:
Epoch Investment Partners, Inc. (“Epoch”)
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael A. Welhoelter	March 2012	Managing Director, Portfolio Manager, Chief Risk Officer and Head of Quantitative Research and Risk Management, Epoch
William W. Priest	March 2012	Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager, Epoch
John Tobin	February 2014	Managing Director, Portfolio Manager and Senior Research Analyst, Epoch
Karen Van Valen	February 2014	Managing Director, Portfolio Manager and Senior Research Analyst, Epoch

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.